SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Regulatory Balancing Accounts [Abstract]
Schedule Of Regulatory Balancing Accounts

SUMMARY OF REGULATORY BALANCING ACCOUNTS AT DECEMBER 31
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2011	2010	2011	2010	2011	2010
Overcollected	$709	$733	$419	$443	$290	$290
Undercollected	(642)	(492)	(457)	(382)	(185)	(110)
Net payable (receivable)(1)	$67	$241	$(38)	$61	$105	$180
(1)	At December 31, 2011, the net receivable at SDG&E and the net payable at SoCalGas are shown separately on Sempra Energy’s Consolidated Balance Sheet.

Schedule Of Regulatory Assets (Liabilities) [Abstract]
Schedule Of Regulatory Assets (Liabilities)
REGULATORY ASSETS (LIABILITIES) AT DECEMBER 31
(Dollars in millions)
	2011	2010
SDG&E
Fixed-price contracts and other derivatives	$258	$299
Costs related to wildfire litigation	594	364
Deferred taxes recoverable in rates	570	502
Pension and other postretirement benefit obligations	309	279
Removal obligations(1)	(1,462)	(1,409)
Unamortized loss on reacquired debt, net	20	23
Environmental costs	17	17
Legacy meters	91	―
Other	43	38
Total SDG&E	440	113
SoCalGas
Pension and other postretirement benefit obligations	808	586
Employee benefit costs	66	59
Removal obligations(1)	(1,075)	(1,208)
Deferred taxes refundable in rates	(87)	(138)
Unamortized loss on reacquired debt, net	20	23
Environmental costs	21	18
Workers’ compensation	44	41
Other	(5)	(6)
Total SoCalGas	(208)	(625)
Other Sempra Energy
Mobile Gas	(5)	(16)
Ecogas	3	9
Total Other Sempra Energy	(2)	(7)
Total Sempra Energy Consolidated	$230	$(519)
(1)	Related to obligations discussed below in “Asset Retirement Obligations.”

NET REGULATORY ASSETS (LIABILITIES) AS PRESENTED ON THE CONSOLIDATED BALANCE SHEETS AT DECEMBER 31
(Dollars in millions)
	2011			2010
	Sempra			Sempra
	Energy			Energy
	Consolidated	SDG&E	SoCalGas	Consolidated	SDG&E	SoCalGas
Current regulatory assets	$89	$78	$9	$90	$71	$12
Noncurrent regulatory assets	2,780	1,824	945	2,167	1,451	709
Current regulatory liabilities(1)	(1)	―	―	(8)	―	―
Noncurrent regulatory liabilities	(2,638)	(1,462)	(1,162)	(2,768)	(1,409)	(1,346)
Total	$230	$440	$(208)	$(519)	$113	$(625)
(1)	Included in Other Current Liabilities.

Schedule Of Receivables Collection Allowances [Abstract]
Schedule Of Receivables Collection Allowances
COLLECTION ALLOWANCES
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
Sempra Energy Consolidated
Allowances for collection of receivables at January 1	$29	$27	$29
Provisions for uncollectible accounts	20	22	25
Write-offs of uncollectible accounts	(20)	(20)	(27)
Allowances for collection of receivables at December 31	$29	$29	$27
SDG&E
Allowances for collection of receivables at January 1	$5	$4	$6
Provisions for uncollectible accounts	8	7	8
Write-offs of uncollectible accounts	(7)	(6)	(10)
Allowances for collection of receivables at December 31	$6	$5	$4
SoCalGas
Allowances for collection of receivables at January 1	$14	$16	$18
Provisions for uncollectible accounts	8	8	12
Write-offs of uncollectible accounts	(10)	(10)	(14)
Allowances for collection of receivables at December 31	$12	$14	$16

Schedule Of Inventory Balances [Abstract]
Schedule Of Inventory Balances
INVENTORY BALANCES AT DECEMBER 31
(Dollars in millions)

	Natural Gas		Materials and supplies		Total
	2011	2010	2011	2010	2011	2010
SDG&E	$6	$5	$76	$66	$82	$71
SoCalGas	128	86	23	19	151	105
Sempra South American Utilities	―	―	36	―	36	―
Sempra Mexico	10	23	7	8	17	31
Sempra Natural Gas	51	38	9	13	60	51
Sempra Energy Consolidated	$195	$152	$151	$106	$346	$258

Schedule Of Property Plant And Equipment By Major Functional Category [Abstract]
Schedule Of Property Plant And Equipment By Major Functional Category
PROPERTY, PLANT AND EQUIPMENT BY MAJOR FUNCTIONAL CATEGORY
(Dollars in millions)
	Property, Plant		Depreciation rates for
	and Equipment at		years ended
	December 31,		December 31,
	2011	2010	2011	2010	2009
SDG&E:
Natural gas operations	$1,349	$1,280	3.15%	3.00%	2.84%
Electric distribution	4,894	4,700	4.13	4.06	3.97
Electric transmission	1,938	1,795	2.74	2.70	2.67
Electric generation(1)	2,166	1,737	4.92	4.30	3.84
Other electric(2)	604	666	8.26	8.19	8.50
Construction work in progress	2,052	1,069	NA	NA	NA
Total SDG&E	13,003	11,247
SoCalGas:
Natural gas operations(3)	10,055	9,376	3.62	3.54	3.50
Other non-utility	129	126	1.62	1.74	1.41
Construction work in progress	381	322	NA	NA	NA
Total SoCalGas	10,565	9,824

Other operating units and parent(4):			Estimated Useful Lives
Land and land rights	292	194	25 to 50 years(5)
Machinery and equipment:
Utility electric distribution operations	1,267	―	10 to 50 years
Generating plants	1,278	1,604	4 to 35 years
LNG terminals	2,059	2,049	3 to 50 years
Pipelines and storage	1,510	1,375	10 to 50 years
Other	168	97	2 to 50 years
Construction work in progress	849	428		N/A
Other	201	205	3 to 50 years
	7,624	5,952
Total Sempra Energy Consolidated	$31,192	$27,023
(1)	Includes capital lease assets of $183 million and $182 million at December 31, 2011 and 2010, respectively.
(2)	Includes capital lease assets of $26 million at both December 31, 2011 and 2010.
(3)	Includes capital lease assets of $33 million at both December 31, 2011 and 2010.
(4)	December 31, 2011 balances include $163 million and $126 million of utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively. December 31, 2010 balances include $156 million and $137 million of utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively.
(5)	Estimated useful lives are for land rights.

Schedule Of Accumulated Depreciation And Decommissioning Amounts [Abstract]
Schedule Of Accumulated Depreciation And Decommissioning Amounts
ACCUMULATED DEPRECIATION AND DECOMMISSIONING AMOUNTS
(Dollars in millions)
	December 31,
	2011	2010
SDG&E:
Accumulated depreciation and decommissioning of utility plant in service:
Electric(1)	$2,387	$2,152
Natural gas	576	542
Total SDG&E	2,963	2,694
SoCalGas:
Accumulated depreciation of natural gas utility plant in service(2)	3,863	3,702
Accumulated depreciation – other non-utility	102	100
Total SoCalGas	3,965	3,802
Other operating units and parent:
Accumulated depreciation – other non-utility(3)	755	713
Accumulated depreciation of utility electric distribution operations	44	―
	799	713
Total Sempra Energy Consolidated	$7,727	$7,209
(1)	Includes accumulated depreciation for assets under capital lease of $16 million and $7 million at December 31, 2011 and 2010, respectively.
(2)	Includes accumulated depreciation for assets under capital lease of $22 million and $14 million at December 31, 2011 and 2010, respectively.
(3)	December 31, 2011 balances include $15 million and $28 million of accumulated depreciation for utility plant at Mobile Gas and Ecogas, respectively. December 31, 2010 balances include $9 million and $29 million of accumulated depreciation for utility plant at Mobile Gas and Ecogas, respectively.

Schedule Of Capitalized Financing Costs [Abstract]
Schedule Of Capitalized Financing Costs
CAPITALIZED FINANCING COSTS
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
Sempra Energy Consolidated:
AFUDC related to debt	$40	$24	$15
AFUDC related to equity	99	57	39
Other capitalized financing costs	26	33	73
Total Sempra Energy Consolidated	$165	$114	$127
SDG&E:
AFUDC related to debt	$33	$18	$10
AFUDC related to equity	80	43	29
Other capitalized financing costs	―	―	4
Total SDG&E	$113	$61	$43
SoCalGas:
AFUDC related to debt	$7	$6	$5
AFUDC related to equity	19	14	10
Other capitalized financing costs	―	―	1
Total SoCalGas	$26	$20	$16

Schedule Of Goodwill [Abstract]
Schedule Of Goodwill
GOODWILL
(Dollars in millions)
		Sempra
	South American		Sempra	Sempra
		Utilities	Mexico	Natural Gas	Total
Balance as of December 31, 2009	$	―	$6	$62	$68
Acquisition of Mexican pipeline and natural gas infrastructure assets and other		―	19	―	19
Balance as of December 31, 2010		―	25	62	87
Acquisition of Chilquinta Energía and Luz del Sur		975	―	―	975
Foreign currency translation(1)		(26)	―	―	(26)
Balance at December 31, 2011		$949	$25	$62	$1,036
(1) We record the offset of this fluctuation to other comprehensive income.

Schedule Of Acquired Finite Lived Intangible Assets By Major Class [Abstract]
Schedule Of Other Intangible Assets
OTHER INTANGIBLE ASSETS
(Dollars in millions)
	Amortization period	December 31,	December 31,
	(years)	2011	2010
Storage rights	46	$138	$138
Development rights	50	322	322
Other	11 years to indefinite	21	16
		481	476
Less accumulated amortization:
Storage rights		(21)	(14)
Development rights		(10)	(7)
Other		(2)	(2)
		(33)	(23)
Total		$448	$453

Schedule Of Variable Interest Entities [Abstract]
Schedule Of Variable Interest Entities
AMOUNTS ASSOCIATED WITH OTAY MESA VIE
(Dollars in millions)
			December 31,
			2011	2010
Cash and cash equivalents			$12	$10
Restricted cash			7	6
Accounts receivable - trade			7	―
Accounts receivable - other			―	(1)
Inventories			2	2
Other			1	1
Total current assets			29	18
Restricted cash			22	―
Sundry			6	6
Property, plant and equipment, net			494	516
Total assets			$551	$540

Current portion of long-term debt			$10	$10
Fixed-price contracts and other derivatives			16	17
Other			9	1
Total current liabilities			35	28
Long-term debt			345	355
Fixed-price contracts and other derivatives			65	41
Deferred credits and other			4	3
Other noncontrolling interest			102	113
Total liabilities and equity			$551	$540

	Years ended December 31,
	2011		2010	2009

Operating revenues
Electric	$	―	$(1)	$(1)
Natural gas		―	(3)	―
Total operating revenues		―	(4)	(1)
Operating expenses
Cost of electric fuel and purchased power		(72)	(82)	(13)
Operation and maintenance		19	20	7
Depreciation and amortization		22	26	7
Total operating expenses		(31)	(36)	1
Operating income (loss)		31	32	(2)
Other (expense) income, net		(1)	(34)	27
Interest expense		(11)	(14)	(1)
Income (loss) before income taxes/Net income (loss)		19	(16)	24
(Earnings) losses attributable to noncontrolling interest		(19)	16	(24)
Earnings	$	―	$ ―	$ ―

Schedule Of Changes In Asset Retirement Obligations [Abstract]
Schedule Of Changes In Asset Retirement Obligations
CHANGES IN ASSET RETIREMENT OBLIGATIONS
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2011	2010	2011	2010	2011	2010
Balance as of January 1(1)	$1,468	$1,313	$623	$590	$803	$676
Accretion expense	82	77	38	37	41	38
Liabilities incurred	12	10	3	―	―	―
Payments	(1)	(17)	―	―	―	(2)
Revisions(2,3)	364	85	34	(4)	331	91
Balance as of December 31(1)	$1,925	$1,468	$698	$623	$1,175	$803
(1)	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
(2)	The increase in obligations at SDG&E and SoCalGas for revisions in 2011 resulted from changes in assets in service and a decrease in the discount rate from 5.13 percent in 2010 to 4.00 percent in 2011, based on the risk-free rate plus an estimated credit spread.
(3)	The increase in obligations at SoCalGas for revisions in 2010 resulted from changes in assets in service and a decrease in the discount rate from 5.54 percent in 2009 to 5.13 percent in 2010, based on the risk-free rate plus an estimated credit spread.

Schedule Of Accumulated Other Comprehensive Income [Abstract]
Schedule Of Accumulated Other Comprehensive Income
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) AND
ASSOCIATED INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Accumulated Other Comprehensive Income (Loss)		Income Tax Expense (Benefit)
	2011	2010	2011	2010
Sempra Energy Consolidated
Foreign currency translation loss	$(359)	$(229)	$(3)	$	―
Financial instruments	(31)	(15)	(22)		(12)
Unrealized gains on available-for-sale securities	―	1	―		1
Unamortized net actuarial loss	(100)	(88)	(68)		(60)
Unamortized prior service credit	1	1	1		1
Balance as of December 31	$(489)	$(330)	$(92)		$(70)
SDG&E
Unamortized net actuarial loss	$(11)	$(11)	$(8)		$(8)
Unamortized prior service credit	1	1	1		1
Balance as of December 31	$(10)	$(10)	$(7)		$(7)
SoCalGas
Unamortized net actuarial loss	$(6)	$(5)	$(4)		$(4)
Unamortized prior service credit	1	1	―		1
Financial instruments	(16)	(18)	(11)		(12)
Balance as of December 31	$(21)	$(22)	$(15)		$(15)

Schedule Of Noncontrolling Interests [Abstract]
Schedule Of Noncontrolling Interests
OWNERSHIP INTERESTS HELD BY OTHERS AS OF DECEMBER 31
(Dollars in millions)
	Percent Ownership Held by Others	2011	2010
Bay Gas(1)	9%	$17	$15
Southern Gas Transmission(1)	49	1	1
Liberty(1)	25	9	(18)
Tecsur(2)	10	4	-
Luz del Sur(2)	20	216	-
Chilquinta Energía(2)	15 - 43	34	-
Otay Mesa VIE (at SDG&E)	100	102	113
Total Sempra Energy		$383	$111
(1)	Part of Sempra Natural Gas.
(2)	Controlling interest acquired in 2011.

Schedule Of Utilities Revenues [Abstract]
Schedule Of Utilities Revenues
TOTAL UTILITIES REVENUES AT SEMPRA ENERGY CONSOLIDATED(1)
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
Natural gas revenues	$4,489	$4,491	$4,002
Electric revenues	3,833	2,528	2,419
Total	$8,322	$7,019	$6,421
(1) Excludes intercompany revenues.

Schedule Of Foreign Currency Translation Adjustments To Equity Method Investments [Abstract]
Schedule Of Foreign Currency Translation Adjustments To Equity Method Investments [Text Block]
		Upward (downward) adjustment to investments
Investment	Currency	2011(1)	2010	2009
Chilquinta Energía	Chilean Peso	$(10)	$34	$85
Luz del Sur	Peruvian Nuevo Sol	―	5	13
(1)		As discussed in Note 3, the cumulative foreign currency translation adjustment balances totaling $54 million in Accumulated Other Comprehensive Income (Loss) as of April 6, 2011 were reclassified to net income as a result of the gain on the remeasurement of our equity method investments in Chilquinta Energía and Luz del Sur during the second quarter of 2011.

Schedule Of Foreign Currency Transaction Gain (Loss) [Abstract]
Schedule Of Foreign Currency Transaction Gain (Loss) [Text Block]
	Years ended December 31,
(Dollars in millions)	2011	2010	2009
Currency transaction gain	$11	$4	$3

Schedule Of Due To And From Affiliates [Abstract]
Schedule Of Amounts Due To and From Affiliates at SDG&E, PE and SoCalGas
AMOUNTS DUE TO AND FROM AFFILIATES AT SDG&E AND SOCALGAS
(Dollars in millions)
	December 31,
	2011	2010
SDG&E
Current:
Due from SoCalGas	$2	$11
Due from various affiliates	65	1
	$67	$12

Due to Sempra Energy	$14	$16

Income taxes due from Sempra Energy(1)	$97	$25

SoCalGas
Current:
Due from Sempra Energy	$23	$60
Due from various affiliates	17	―
Due from RBS Sempra Commodities	―	3
	$40	$63

Due to SDG&E	$2	$11

Income taxes due from (to) Sempra Energy(1)	$17	$(3)
(1)	SDG&E and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from the companies’ having always filed a separate return.

Schedule Of Revenues From Affiliates [Abstract]
Schedule Of Revenues From Unconsolidated Affiliates at the Utility Businesses
REVENUES FROM UNCONSOLIDATED AFFILIATES AT UTILITY BUSINESSES
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
SDG&E	$7	$8	$8
SoCalGas	53	44	43

Schedule Of Transactions With Joint Venture [Abstract]
Schedule Of Amounts Recorded For Transactions with RBS Sempra Commodities
AMOUNTS RECORDED FOR TRANSACTIONS WITH RBS SEMPRA COMMODITIES
(Dollars in millions)
	Years ended December 31,
	2011(1)		2010	2009
Revenues:
SoCalGas	$	―	$14	$13
Sempra Mexico		37	82	39
Sempra Natural Gas		7	184	35

Cost of natural gas:
SDG&E	$	―	$3	$4
SoCalGas		―	36	19
Sempra Mexico		74	193	67
Sempra Natural Gas		3	177	20
(1)			With the exception of Sempra Mexico, whose contract with RBS Sempra Commodities expired in July 2011, amounts only include activities prior to May 1, 2011, the date by which substantially all the contracts with RBS Sempra Commodities were assigned to buyers of the joint venture businesses.

			December 31,
			2010
Fixed-price contracts and other derivatives - Net Asset (Liability):
Sempra Mexico			$(6)
Sempra Natural Gas			(12)
Total			$(18)

Due to unconsolidated affiliates:
Sempra Mexico			$11
Sempra Natural Gas			13
Sempra Commodities			11
Total			$35

Due from unconsolidated affiliates:
SoCalGas			$3
Sempra Mexico			12
Sempra Natural Gas			14
Parent and other			5
Total			$34

Schedule Of Other Income (Expense) [Abstract]
Schedule Of Other Income (Expense)
OTHER INCOME, NET
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
Sempra Energy Consolidated:
Allowance for equity funds used during construction	$99	$57	$39
Investment gains(1)	22	35	55
(Losses) gains on interest rate and foreign exchange instruments(2)	(14)	(24)	33
Regulatory interest income, net(3)	2	1	4
Sundry, net(4)	21	71	18
Total	$130	$140	$149
SDG&E:
Allowance for equity funds used during construction	$80	$43	$29
Regulatory interest income, net(3)	2	―	5
(Losses) gains on interest rate instruments(5)	(1)	(34)	27
Sundry, net	(2)	1	3
Total	$79	$10	$64
SoCalGas:
Allowance for equity funds used during construction	$19	$14	$10
Regulatory interest income (expense), net(3)	―	1	(1)
Sundry, net	(6)	(3)	(2)
Total	$13	$12	$7
(1)	Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
(2)	Sempra Energy Consolidated includes Otay Mesa VIE and additional instruments.
(3)	Interest on regulatory balancing accounts.
(4)	Amount in 2010 includes proceeds of $48 million from a legal settlement.
(5) Related to Otay Mesa VIE.